Maturity analysis of assets, liabilities and off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of maturity analysis of assets, liabilities and off-balance sheet commitments	HSBC

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	267,674	—	—	—	—	—	—	—	267,674
Hong Kong Government certificates of indebtedness	42,293	—	—	—	—	—	—	—	42,293
Trading assets	311,277	1,374	679	337	774	401	—	—	314,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,329	1,497	1,218	810	1,570	4,010	11,503	88,832	115,769
Derivatives	264,689	401	709	377	164	364	524	1,409	268,637
Loans and advances to banks	69,778	16,300	3,871	4,264	2,922	2,276	2,236	392	102,039
Loans and advances to customers	135,250	69,955	53,557	36,945	38,985	89,061	176,645	330,260	930,658
– personal	45,221	10,236	7,634	6,705	6,197	19,683	53,434	295,588	444,698
– corporate and commercial	78,170	52,618	38,440	22,858	25,292	54,832	102,637	29,102	403,949
– financial	11,859	7,101	7,483	7,382	7,496	14,546	20,574	5,570	82,011
Reverse repurchase agreements – non-trading	179,590	36,552	15,054	3,715	6,659	7,400	3,579	—	252,549
Financial investments	35,780	74,850	50,650	15,907	20,465	54,125	143,870	97,519	493,166
Assets held for sale[1]	2,711	170	215	401	711	513	2,465	19,170	26,356
Accrued income and other financial assets	94,803	6,831	4,127	648	579	498	346	1,504	109,336
Financial assets at 31 Dec 2024	1,410,174	207,930	130,080	63,404	72,829	158,648	341,168	539,086	2,923,319
Non-financial assets	—	—	—	—	—	—	—	93,729	93,729
Total assets at 31 Dec 2024	1,410,174	207,930	130,080	63,404	72,829	158,648	341,168	632,815	3,017,048
Off-balance sheet commitments received
Loan and other credit-related commitments	41,875	—	—	—	—	—	—	—	41,875
Financial liabilities
Hong Kong currency notes in circulation	42,293	—	—	—	—	—	—	—	42,293
Deposits by banks	54,714	1,595	2,227	653	3,924	507	9,919	458	73,997
Customer accounts	1,382,204	168,423	58,928	19,062	17,389	6,482	2,353	114	1,654,955
– personal	640,031	111,341	41,429	13,429	11,109	3,983	1,981	—	823,303
– corporate and commercial	564,693	45,047	14,708	3,991	4,748	1,968	332	106	635,593
– financial	177,480	12,035	2,791	1,642	1,532	531	40	8	196,059
Repurchase agreements – non-trading	168,075	10,340	1,176	450	473	171	—	195	180,880
Trading liabilities	58,069	4,933	2,873	7	100	—	—	—	65,982
Financial liabilities designated at fair value	19,037	8,732	5,890	4,765	5,600	17,013	43,274	34,416	138,727
– debt securities in issue: covered bonds	—	—	—	—	—	—	—	—	—
– debt securities in issue: unsecured	8,431	4,148	3,557	2,885	4,362	14,660	38,259	22,866	99,168
– subordinated liabilities and preferred securities	—	—	—	1,011	—	886	1,871	5,548	9,316
– other	10,606	4,584	2,333	869	1,238	1,467	3,144	6,002	30,243
Derivatives	262,928	2	6	3	1	43	192	1,273	264,448
Debt securities in issue	5,761	10,915	10,330	7,332	7,239	14,724	22,311	27,173	105,785
– covered bonds	—	—	—	—	—	—	1,253	—	1,253
– otherwise secured	511	47	67	64	61	664	520	2,236	4,170
– unsecured	5,250	10,868	10,263	7,268	7,178	14,060	20,538	24,937	100,362
Liabilities of disposal groups held for sale[2]	5,356	223	42	2	107	—	—	1,448	7,178
Accruals and other financial liabilities	99,424	11,827	5,415	1,013	1,241	902	1,489	738	122,049
Subordinated liabilities	—	—	1,719	16	—	—	861	23,362	25,958
Total financial liabilities at 31 Dec 2024	2,097,861	216,990	88,606	33,303	36,074	39,842	80,399	89,177	2,682,252
Non-financial liabilities	—	—	—	—	—	—	—	142,523	142,523
Total liabilities at 31 Dec 2024	2,097,861	216,990	88,606	33,303	36,074	39,842	80,399	231,700	2,824,775
Off-balance sheet commitments given
Loan and other credit-related commitments	861,181	74	12	85	49	6	57	114	861,578
– personal	253,522	—	—	—	—	—	—	—	253,522
– corporate and commercial	460,762	74	12	85	49	6	57	114	461,159
– financial	146,897	—	—	—	—	—	—	—	146,897

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	285,868	—	—	—	—	—	—	—	285,868
Hong Kong Government certificates of indebtedness	42,024	—	—	—	—	—	—	—	42,024
Trading assets	284,865	2,010	637	363	555	165	564	—	289,159
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	5,530	697	821	753	581	4,839	11,917	85,505	110,643
Derivatives	227,343	138	134	71	35	383	570	1,040	229,714
Loans and advances to banks	76,524	18,662	6,487	2,689	3,281	2,756	2,328	175	112,902
Loans and advances to customers	142,803	66,425	52,218	40,135	36,323	94,206	175,381	331,044	938,535
– personal	44,105	9,558	6,960	6,422	6,127	19,606	54,365	297,512	444,655
– corporate and commercial	83,281	50,268	38,250	24,685	24,566	61,612	106,598	30,592	419,852
– financial	15,417	6,599	7,008	9,028	5,630	12,988	14,418	2,940	74,028
Reverse repurchase agreements – non-trading	164,826	43,893	23,840	6,708	5,126	6,113	1,711	—	252,217
Financial investments	48,969	69,816	44,493	16,348	18,603	46,124	106,117	92,293	442,763
Assets held for sale[1]	39,882	2,929	7,041	4,176	3,261	17,085	33,015	7,943	115,332
Accrued income and other financial assets	114,480	6,574	4,404	550	698	220	764	1,513	129,203
Financial assets at 31 Dec 2023	1,433,114	211,144	140,075	71,793	68,463	171,891	332,367	519,513	2,948,360
Non-financial assets	—	—	—	—	—	—	—	90,317	90,317
Total assets at 31 Dec 2023	1,433,114	211,144	140,075	71,793	68,463	171,891	332,367	609,830	3,038,677
Off-balance sheet commitments received
Loan and other credit-related commitments	39,836	—	—	—	—	—	—	—	39,836
Financial liabilities
Hong Kong currency notes in circulation	42,024	—	—	—	—	—	—	—	42,024
Deposits by banks	52,747	2,758	2,324	381	94	1,458	13,064	337	73,163
Customer accounts	1,343,858	138,117	78,611	20,832	17,724	7,785	4,616	104	1,611,647
– personal	621,112	84,909	61,286	14,794	12,465	5,507	2,742	2	802,817
– corporate and commercial	545,207	43,562	14,525	4,605	3,393	2,165	1,527	92	615,076
– financial	177,539	9,646	2,800	1,433	1,866	113	347	10	193,754
Repurchase agreements – non-trading	158,882	10,311	1,759	300	847	1	—	—	172,100
Trading liabilities	66,548	6,302	300	—	—	—	—	—	73,150
Financial liabilities designated at fair value	22,080	8,366	7,823	7,197	6,239	16,679	39,497	33,545	141,426
– debt securities in issue: covered bonds	—	—	—	—	—	—	—	—	—
– debt securities in issue: unsecured	10,383	2,760	5,748	6,225	5,390	14,090	34,757	23,898	103,251
– subordinated liabilities and preferred securities	—	1,995	—	—	—	1,471	3,429	4,581	11,476
– other	11,697	3,611	2,075	972	849	1,118	1,311	5,066	26,699
Derivatives	233,134	113	25	9	47	73	1,223	148	234,772
Debt securities in issue	6,891	6,664	10,816	6,896	6,427	6,317	27,452	22,454	93,917
– covered bonds	—	—	—	—	—	—	1,273	—	1,273
– otherwise secured	447	44	62	58	55	188	861	1,679	3,394
– unsecured	6,444	6,620	10,754	6,838	6,372	6,129	25,318	20,775	89,250
Liabilities of disposal groups held for sale[2]	69,868	5,231	5,479	6,728	6,541	4,730	7,918	1,511	108,006
Accruals and other financial liabilities	111,559	11,827	6,007	1,205	1,414	1,053	1,491	2,137	136,693
Subordinated liabilities	—	13	—	—	—	1,790	897	22,254	24,954
Total financial liabilities at 31 Dec 2023	2,107,591	189,702	113,144	43,548	39,333	39,886	96,158	82,490	2,711,852
Non-financial liabilities	—	—	—	—	—	—	—	134,215	134,215
Total liabilities at 31 Dec 2023	2,107,591	189,702	113,144	43,548	39,333	39,886	96,158	216,705	2,846,067
Off-balance sheet commitments given
Loan and other credit-related commitments	895,140	95	126	72	171	439	807	300	897,150
– personal	256,272	21	30	46	107	279	745	192	257,692
– corporate and commercial	472,507	74	26	26	64	160	62	108	473,027
– financial	166,361	—	70	—	—	—	—	—	166,431
1Unallocated impairment losses in relation to disposal groups of $0.03bn (2023: $2.0bn) and non-financial assets of $0.9bn (2023: $0.9bn) that are presented within assets held for sale on the balance sheet have been included within non-financial assets in the table above.
2A total of $21.8bn (2023: $0.4bn) of non-financial liabilities that are presented within liabilities of disposal groups held for sale on the balance sheet have been included within non-financial liabilities in the table above.
HSBC Holdings

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	2,548	—	—	—	—	—	—	—	2,548
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	—	—	—	—	5,835	31,547	23,904	61,286
Derivatives	2,339	—	24	—	—	243	162	286	3,054
Loans and advances to HSBC undertakings	8,500	—	120	—	13	1,640	6,739	20,665	37,677
Trading assets	709	—	—	—	—	—	—	—	709
Financial investments	6,141	4,187	—	—	—	—	—	—	10,328
Accrued income and other financial assets	2,719	856	292	203	11	—	—	—	4,081
Total financial assets at 31 Dec 2024	22,956	5,043	436	203	24	7,718	38,448	44,855	119,683
Non-financial assets	—	—	—	—	—	—	—	154,574	154,574
Total assets at 31 Dec 2024	22,956	5,043	436	203	24	7,718	38,448	199,429	274,257
Financial liabilities
Amounts owed to HSBC undertakings	—	231	—	—	—	—	—	—	231
Financial liabilities designated at fair value	—	—	—	1,012	—	3,641	16,907	20,022	41,582
– debt securities in issue	—	—	—	—	—	2,755	15,036	15,476	33,267
– subordinated liabilities and preferred securities	—	—	—	1,012	—	886	1,871	4,546	8,315
Derivatives	1,502	89	144	44	45	209	794	2,513	5,340
Debt securities in issue	—	—	—	—	—	14,897	24,395	25,028	64,320
Accruals and other financial liabilities	351	1,713	831	129	31	—	—	20	3,075
Subordinated liabilities	—	—	1,541	—	—	—	836	21,171	23,548
Total financial liabilities 31 Dec 2024	1,853	2,033	2,516	1,185	76	18,747	42,932	68,754	138,096
Non-financial liabilities	—	—	—	—	—	—	—	22	22
Total liabilities at 31 Dec 2024	1,853	2,033	2,516	1,185	76	18,747	42,932	68,776	138,118

Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	7,029	—	—	—	—	—	—	—	7,029
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	—	—	—	—	3,815	26,284	29,780	59,879
Derivatives	2,217	—	—	—	—	18	675	434	3,344
Loans and advances to HSBC undertakings	—	—	120	—	—	1,016	6,783	19,435	27,354
Financial investments	10,365	6,017	898	750	757	771	—	—	19,558
Accrued income and other financial assets	3,511	860	254	229	5	—	—	—	4,859
Total financial assets at 31 Dec 2023	23,122	6,877	1,272	979	762	5,620	33,742	49,649	122,023
Non-financial assets	—	—	—	—	—	—	—	163,146	163,146
Total assets at 31 Dec 2023	23,122	6,877	1,272	979	762	5,620	33,742	212,795	285,169
Financial liabilities
Amounts owed to HSBC undertakings	—	168	—	—	—	—	—	—	168
Financial liabilities designated at fair value	—	—	—	—	—	5,287	19,604	18,747	43,638
– debt securities in issue	—	—	—	—	—	3,816	16,175	15,198	35,189
– subordinated liabilities and preferred securities	—	—	—	—	—	1,471	3,429	3,549	8,449
Derivatives	2,452	209	7	59	75	558	1,318	1,412	6,090
Debt securities in issue	—	—	816	2,158	—	4,920	33,735	23,610	65,239
Accruals and other financial liabilities	1,437	1,599	1,049	127	34	—	—	23	4,269
Subordinated liabilities	—	1,987	—	—	—	1,600	880	19,972	24,439
Total financial liabilities at 31 Dec 2023	3,889	3,963	1,872	2,344	109	12,365	55,537	63,764	143,843
Non-financial liabilities	—	—	—	—	—	—	—	20	20
Total liabilities at 31 Dec 2023	3,889	3,963	1,872	2,344	109	12,365	55,537	63,784	143,863

Disclosure of cash flows payable under financial liabilities by remaining contractual maturities

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Deposits by banks	54,819	1,759	7,381	11,242	511	75,712
Customer accounts	1,382,666	171,917	97,667	10,089	113	1,662,452
Repurchase agreements – non-trading	168,633	10,425	2,195	188	196	181,637
Trading liabilities	65,982	—	—	—	—	65,982
Financial liabilities designated at fair value	19,139	9,042	18,462	70,587	45,767	162,997
Derivatives	262,014	531	1,008	2,034	2,765	268,352
Debt securities in issue	5,780	11,309	27,103	45,725	32,129	122,046
Subordinated liabilities	39	120	2,959	7,373	35,512	46,003
Other financial liabilities[1]	138,319	9,754	5,421	2,206	608	156,308
	2,097,391	214,857	162,196	149,444	117,601	2,741,489
Loan and other credit-related commitments	861,193	78	146	63	98	861,578
Financial guarantees[2]	16,998	—	—	—	—	16,998
At 31 Dec 2024	2,975,582	214,935	162,342	149,507	117,699	3,620,065
Proportion of cash flows payable in period	83%	6%	4%	4%	3%

Deposits by banks	52,938	2,898	3,304	17,123	362	76,625
Customer accounts	1,345,006	141,348	119,660	13,423	109	1,619,546
Repurchase agreements – non-trading	159,264	10,457	2,996	1	—	172,718
Trading liabilities	73,150	—	—	—	—	73,150
Financial liabilities designated at fair value	22,262	9,156	26,033	63,960	44,886	166,297
Derivatives	232,598	609	1,295	2,445	2,910	239,857
Debt securities in issue	6,837	7,407	24,117	43,513	27,119	108,993
Subordinated liabilities	39	135	1,465	9,020	34,920	45,579
Other financial liabilities[1]	149,904	9,752	5,943	2,555	2,109	170,263
	2,041,998	181,762	184,813	152,040	112,415	2,673,028
Loan and other credit-related commitments	895,156	95	371	1,437	91	897,150
Financial guarantees[2]	16,966	4	39	—	—	17,009
At 31 Dec 2023	2,954,120	181,861	185,223	153,477	112,506	3,587,187
Proportion of cash flows payable in period	83%	5%	5%	4%	3%
1Excludes financial liabilities of disposal groups.
2Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings	—	231	—	—	—	231
Financial liabilities designated at fair value	2	133	2,254	26,335	26,788	55,512
Derivatives	669	202	1,344	2,591	1,658	6,464
Debt securities in issue	—	254	1,697	47,771	29,706	79,428
Subordinated liabilities	—	105	2,627	6,794	31,773	41,299
Other financial liabilities	351	1,735	991	—	20	3,097
At 31 Dec 2024	1,022	2,660	8,913	83,491	89,945	186,031

Amounts owed to HSBC undertakings	—	168	—	—	—	168
Financial liabilities designated at fair value	23	405	1,437	31,050	25,610	58,525
Derivatives	1,244	556	1,651	2,227	726	6,404
Debt securities in issue	—	680	4,787	46,909	27,745	80,121
Subordinated liabilities	46	2,163	1,360	8,239	30,862	42,670
Other financial liabilities	1,436	1,620	1,210	—	23	4,289
At 31 Dec 2023	2,749	5,592	10,445	88,425	84,966	192,177

Disclosure of cash flows payable under derivative financial liabilities by remaining contractual maturities

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Deposits by banks	54,819	1,759	7,381	11,242	511	75,712
Customer accounts	1,382,666	171,917	97,667	10,089	113	1,662,452
Repurchase agreements – non-trading	168,633	10,425	2,195	188	196	181,637
Trading liabilities	65,982	—	—	—	—	65,982
Financial liabilities designated at fair value	19,139	9,042	18,462	70,587	45,767	162,997
Derivatives	262,014	531	1,008	2,034	2,765	268,352
Debt securities in issue	5,780	11,309	27,103	45,725	32,129	122,046
Subordinated liabilities	39	120	2,959	7,373	35,512	46,003
Other financial liabilities[1]	138,319	9,754	5,421	2,206	608	156,308
	2,097,391	214,857	162,196	149,444	117,601	2,741,489
Loan and other credit-related commitments	861,193	78	146	63	98	861,578
Financial guarantees[2]	16,998	—	—	—	—	16,998
At 31 Dec 2024	2,975,582	214,935	162,342	149,507	117,699	3,620,065
Proportion of cash flows payable in period	83%	6%	4%	4%	3%

Deposits by banks	52,938	2,898	3,304	17,123	362	76,625
Customer accounts	1,345,006	141,348	119,660	13,423	109	1,619,546
Repurchase agreements – non-trading	159,264	10,457	2,996	1	—	172,718
Trading liabilities	73,150	—	—	—	—	73,150
Financial liabilities designated at fair value	22,262	9,156	26,033	63,960	44,886	166,297
Derivatives	232,598	609	1,295	2,445	2,910	239,857
Debt securities in issue	6,837	7,407	24,117	43,513	27,119	108,993
Subordinated liabilities	39	135	1,465	9,020	34,920	45,579
Other financial liabilities[1]	149,904	9,752	5,943	2,555	2,109	170,263
	2,041,998	181,762	184,813	152,040	112,415	2,673,028
Loan and other credit-related commitments	895,156	95	371	1,437	91	897,150
Financial guarantees[2]	16,966	4	39	—	—	17,009
At 31 Dec 2023	2,954,120	181,861	185,223	153,477	112,506	3,587,187
Proportion of cash flows payable in period	83%	5%	5%	4%	3%
1Excludes financial liabilities of disposal groups.
2Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings	—	231	—	—	—	231
Financial liabilities designated at fair value	2	133	2,254	26,335	26,788	55,512
Derivatives	669	202	1,344	2,591	1,658	6,464
Debt securities in issue	—	254	1,697	47,771	29,706	79,428
Subordinated liabilities	—	105	2,627	6,794	31,773	41,299
Other financial liabilities	351	1,735	991	—	20	3,097
At 31 Dec 2024	1,022	2,660	8,913	83,491	89,945	186,031

Amounts owed to HSBC undertakings	—	168	—	—	—	168
Financial liabilities designated at fair value	23	405	1,437	31,050	25,610	58,525
Derivatives	1,244	556	1,651	2,227	726	6,404
Debt securities in issue	—	680	4,787	46,909	27,745	80,121
Subordinated liabilities	46	2,163	1,360	8,239	30,862	42,670
Other financial liabilities	1,436	1,620	1,210	—	23	4,289
At 31 Dec 2023	2,749	5,592	10,445	88,425	84,966	192,177